CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net loss	$ (32,897)	$ (24,832)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,733	3,730
(Gain) loss on extinguishment of debt	311	(3,029)
Gain on revaluation of revenue interest obligation	(4,962)
Amortization of deferred financing costs and debt discount	115	121
Interest expense recorded as additional revenue interest obligation or long-term debt	2,908	2,654
Stock-based compensation	3,647	3,535
Changes in operating assets and liabilities:
Accounts receivable	(834)	1,170
Inventory	(498)	563
Receivables of FiberCel litigation costs	(13,813)
Prepaid expenses and other	(1,526)	1,442
Accounts payable and accrued expenses	4,908	(420)
Obligations to tissue suppliers	685	172
Contingent liability for FiberCel litigation	17,360
Deferred revenue and other liabilities	(571)	(552)
Net cash used in operating activities	(21,434)	(15,446)
INVESTING ACTIVITIES:
Expenditures for property, plant and equipment	(540)	(369)
Net cash used in investing activities	(540)	(369)
FINANCING ACTIVITIES:
Proceeds from secondary public offering or private placement, net of offering costs	10,089	13,753
Net borrowings (repayments) under revolving line of credit	(4,763)	(1,751)
Proceeds from stock option exercises	78	26
Proceeds from long-term debt	25,000
Deferred financing costs	(468)
Repayments of long-term debt	(18,615)	(2,778)
Costs related to the extinguishment of debt	(633)
Payments on revenue interest obligation	(2,075)	(2,747)
Payments for taxes upon vesting of restricted stock units	(395)
Proceeds from sales of common stock through Employee Stock Purchase Plan	317	208
Net cash provided by financing activities	8,535	6,711
Net decrease in cash and restricted cash	(13,439)	(9,104)
Cash and restricted cash, beginning of period	30,428	39,532
Cash and restricted cash, end of period	16,989	30,428
Supplemental Cash Flow and Non-Cash Financing Activities Disclosures:
Cash paid for interest	5,480	4,984
Fair value of warrants issued	$ 607
Forgiveness of SBA PPP loan		$ 3,029